UNSECURED CONVERTIBLE NOTES (Tables)	12 Months Ended
Dec. 31, 2025
Unsecured Convertible Notes
SCHEDULE OF LONG-TERM DEBT INSTRUMENTS

	December 31, 2025	December 31, 2024
2024 unsecured convertible note, 4% coupon, due December 2025	$—	$4,050
Unsecured convertible note, 4% coupon, due June 2026*	—	—
Unsecured convertible note, 4% coupon, due July 2026**	3,148	—
Unsecured convertible note, 4% coupon, due October 2026***	1,082	—
Less current portion	(4,230)	(4,050)
Total unsecured convertible note, long term	$—	$—

*	Represents the Second Tranche Note (as described in this Note 10)
**	Represents the Third Tranche Note (as described in this Note 10)
***	Represents the Fourth Tranche Note (as described in this Note 10)